Debt	9 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt
Debt comprised of the following as of March 31, 2015 and June 30, 2014:

	March 31, 2015	June 30, 2014
Revolving credit facility	$—	$—
Term loan facility	243.8	—
3.30% senior notes, due 2019	250.0	—
4.50% senior notes, due 2024	500.0	—
Total debt	993.8	—
Current maturities of long-term debt	12.5	—
Total long-term debt	$981.3	$—

On September 16, 2014, the Company entered into (i) a five-year $300.0 million senior unsecured revolving credit facility (the "revolving credit facility"), which was undrawn as of March 31, 2015, and (ii) a five-year $250.0 million senior unsecured term loan facility (the "term loan facility"). The Company's revolving credit facility and term loan facility are referred together as the "Credit Facilities." The Company also entered into a $750.0 million senior unsecured bridge loan facility (the "bridge loan facility") on September 16, 2014. On September 30, 2014, the proceeds from the term loan facility and the bridge loan facility were used to pay ADP a cash dividend of $825.0 million, fees and expenses related to the Distribution, and fees related to the entry into the Credit Facilities and the bridge loan facility.
On October 14, 2014, the Company completed an offering of 3.30% senior notes with a $250.0 million aggregate principal amount due in 2019 (the "2019 notes") and 4.50% senior notes with a $500.0 million aggregate principal amount due in 2024 (the "2024 notes" and together with the 2019 notes, the "senior notes"). The net proceeds from the offering, together with cash on hand, were used to repay the bridge loan facility.
Revolving Credit Facility
The revolving credit facility provides up to $300.0 million of borrowing capacity and includes a sub-limit of up to $100.0 million for loans in Euro and Sterling. In addition, the revolving credit facility contains an accordion feature that allows for an increase in the available borrowing capacity under the revolving credit facility of up to $100.0 million, subject to the agreement of lenders under the revolving credit facility or other financial institutions that become lenders to extend commitments as part of the increased revolving credit facility. Borrowings under the revolving credit facility are available for general corporate purposes. The revolving credit facility will mature on September 30, 2019, subject to no more than two one-year extensions if lenders holding a majority of the revolving commitments approve such extensions.
The revolving credit facility is unsecured and loans thereunder bear interest, at the Company's option, at (a) the rate at which deposits in the applicable currency are offered in the London interbank market (or, in the case of borrowings in Euro, the European interbank market) plus margins varying from 1.125% to 2.000% per annum based on the Company's senior, unsecured non-credit-enhanced, long-term debt ratings from Standard & Poor's Ratings Group and Moody's Investors Services Inc. (the "Ratings") or (b) solely in the case of U.S. dollar loans, (i) the highest of (A) the prime rate of JPMorgan Chase Bank, N.A., (B) a rate equal to the average of the overnight federal funds rate with a maturity of one day plus a margin of 0.500% per annum and (C) the rate at which dollar deposits are offered in the London interbank market for a one-month interest period plus 1.000% plus (ii) margins varying from 0.125% to 1.000% per annum based on the Ratings. The unused portion of the revolving credit facility is subject to commitment fees ranging from 0.125% to 0.350% per annum based on the Ratings.
Term Loan Facility
The Company had $243.8 million of borrowings outstanding under the term loan facility as of March 31, 2015. The term loan facility will mature on September 16, 2019. The term loan facility is subject to amortization in equal quarterly installments of 1.25% of the aggregate principal amount of the term loans made on the closing date, with any unpaid principal amount to be due and payable on the maturity date.
The term loan facility is unsecured and loans thereunder bear interest at the same rates as are applicable to dollar loans under the revolving credit facility. The interest rate per annum on the term loan facility was 1.68% as of March 31, 2015.
Restrictive Covenants and Other Matters
The Credit Facilities contain various covenants and restrictive provisions that limit the Company's subsidiaries' ability to incur additional indebtedness; the Company's ability to consolidate or merge with other entities; and the Company's subsidiaries' ability to incur liens, enter into sale and leaseback transactions, and enter into agreements restricting the ability of the Company's subsidiaries to pay dividends. If the Company fails to perform the obligations under these and other covenants, the revolving credit facility could be terminated and any outstanding borrowings, together with accrued interest, under the Credit Facilities could be declared immediately due and payable. The credit agreement also has, in addition to customary events of default, an event of default triggered by the acceleration of the maturity of any other indebtedness the Company may have in an aggregate principal amount in excess of $75.0 million.
The Credit Facilities also contain financial covenants that provide that (i) the ratio of total consolidated indebtedness to consolidated EBITDA shall not exceed 3.50 to 1.00 and (ii) the ratio of consolidated EBITDA to consolidated interest expense shall be a minimum of 3.00 to 1.00.
Senior Notes
The issuance price of the senior notes was equal to the stated value. Interest is payable semi-annually on April 15 and October 15 of each year, commencing on April 15, 2015. The interest rate payable on each applicable series of senior notes is subject to adjustment from time to time if the credit ratings assigned to any series of senior notes by the rating agencies is downgraded (or subsequently upgraded). The 2019 notes will mature on October 15, 2019 and the 2024 notes will mature on October 15, 2024. The senior notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to certain non-U.S. persons in accordance with Regulation S under the Securities Act. The senior notes are general unsecured obligations of the Company and are not guaranteed by any of the Company's subsidiaries.
The senior notes rank equally in right of payment with the Company's existing and future unsecured unsubordinated obligations, including the Credit Facilities. The senior notes contain covenants restricting our ability to incur additional indebtedness secured by liens, engage in sale/leaseback transactions, and merge, consolidate, or transfer all or substantially all of our assets.
The senior notes are redeemable at the Company's option prior to September 15, 2019 for the 2019 notes and prior to July 15, 2024 for the 2024 notes at a redemption price equal to the greater of (i) 100% of the aggregate principal amount of the senior notes to be redeemed, and (ii) the sum of the present value of the remaining scheduled payments (as defined in the agreement), plus in each case, accrued and unpaid interest thereon. Subsequent to September 15, 2019 and July 15, 2024, the redemption price for the 2019 notes and the 2024 notes, respectively, will equal 100% of the aggregate principal amount of the notes redeemed, plus accrued and unpaid interest thereon. The senior notes are also subject to a change of control provision whereby each holder of the senior notes has the right to require the Company to purchase all or a portion of such holder's senior notes at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest upon the occurrence of both a change of control and a decline in the rating of the senior notes.
In connection with the issuance of the senior notes, the Company entered into registration rights agreements whereby the Company agreed to use commercially reasonable efforts to file an exchange offer registration statement to exchange the senior notes for a new issue of substantially identical debt securities registered under the Securities Act. The Company has also agreed to use commercially reasonable efforts to file a shelf registration statement to cover resales of the senior notes under certain circumstances (as defined in the registration rights agreements). If the exchange offer is not completed or a shelf registration statement, if required under the registration rights agreements, does not become effective by October 14, 2015, the interest rate on the senior notes will be increased by (i) 0.25% per annum for the first 90-day period following October 14, 2015, and (ii) an additional 0.25% per annum thereafter until the exchange offer is completed, the shelf registration statement, if required, becomes effective or the senior notes of the applicable series become freely tradable. In the event that the Company receives a shelf registration request and the shelf registration statement required to be filed does not become effective by the later of October 14, 2015 and 90 days after the delivery of such shelf registration request, the interest rate on the senior notes will be increased by (i) 0.25% per annum for the first 90-day period following the shelf registration request, and (ii) an additional 0.25% per annum thereafter until the shelf registration statement becomes effective or the senior notes become freely tradable. The maximum additional interest the Company could be required to pay to the note holders under the registration payment arrangement as of March 31, 2015 is $27.4 million. As of March 31, 2015, no liability for such registration payment arrangement has been recorded as it is not considered probable that additional interest will be paid under the registration rights.
The Company's aggregate scheduled maturities of the long-term debt as of March 31, 2015 were as follows:

Amount
Twelve months ended March 31, 2016	$12.5
Twelve months ended March 31, 2017	12.5
Twelve months ended March 31, 2018	12.5
Twelve months ended March 31, 2019	12.5
Twelve months ended March 31, 2020	443.8
Thereafter	500.0
$993.8